Term Loans - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 03, 2025	Dec. 31, 2024	Dec. 11, 2023	Nov. 03, 2022
Two Senior Secured Credit Facilities
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity				$ 300,000,000
SLR Credit Facilities
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 200,000,000
Cash and cash equivalent maintain percentage		50.00%
Line of credit, default interest rate		4.00%
Line of credit facility, fair value of amount outstanding		$ 200,000,000
Repayments of lines of credit	$ 7,500,000
Line of credit facility termination fees	$ 100,000
SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			$ 250,000
Line of credit, interest rate		9.67%
Line of credit, expiration date		Nov. 30, 2026
Line of credit, commitment fee percentage		4.75%
Line of credit, payment terms, description		The Company may voluntarily prepay the outstanding Term Loans, subject to a prepayment premium of (i) 3.0% of the principal amount of the Term Loan, if prepaid prior to or on the first anniversary of the SLR Closing Date, (ii) 2.0% of the principal amount of the Term Loan, if prepaid after the first anniversary of the SLR Closing Date through and including the second anniversary of the SLR Closing Date, or (iii) 1.0% of the principal amount of the Term Loan if prepaid after the second anniversary of the SLR Closing Date and prior to the SLR Maturity Date.
SLR Term Loan Facility | First Anniversary
Debt Instrument [Line Items]
Line of credit, percentage of prepayment premium		3.00%
SLR Term Loan Facility | Second Anniversary
Debt Instrument [Line Items]
Line of credit, percentage of prepayment premium		2.00%
SLR Term Loan Facility | After Second Anniversary
Debt Instrument [Line Items]
Line of credit, percentage of prepayment premium		1.00%
SLR Revolver
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 50,000,000
Line of credit, expiration date		Nov. 01, 2027
Line of credit, commitment fee percentage		0.50%
Line of credit, collateral monitoring fee		0.10%
Line of credit, borrowing base, percentage		50.00%
Line of credit, borrowing base, amount		$ 5,000,000
SLR Revolver | Accounts Receivable
Debt Instrument [Line Items]
Line of credit, borrowing base, percentage		85.00%
SLR Revolver | Inventory
Debt Instrument [Line Items]
Line of credit, borrowing base, percentage		25.00%
SLR Revolver | First Anniversary
Debt Instrument [Line Items]
Line of credit, termination fee		2.00%
SLR Revolver | Second Anniversary
Debt Instrument [Line Items]
Line of credit, termination fee		1.00%
SLR Revolver | After Second Anniversary
Debt Instrument [Line Items]
Line of credit, termination fee		0.50%
SLR Revolver | Initial Revolver Commitment
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 25,000,000
Line of credit, non-refundable facility fee		187,500
SLR Revolver | Additional Tranche
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		25,000,000
Line of credit, non-refundable facility fee		$ 187,500
Minimum | SLR Revolver
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity				50,000,000
Maximum | SLR Credit Facilities
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity				$ 250,000,000
Secured Overnight Financing Rate (SOFR) | SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, interest rate		5.15%
Secured Overnight Financing Rate (SOFR) | SLR Revolver
Debt Instrument [Line Items]
Line of credit, interest rate		3.20%
Interest Rate Floor | SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, interest rate		2.75%
Interest Rate Floor | SLR Revolver
Debt Instrument [Line Items]
Line of credit, interest rate		2.75%
Term A Loan | SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			100,000,000
Line of credit, non-refundable facility fee		$ 750,000
Term B Loan | SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			100,000,000
Line of credit, non-refundable facility fee		750,000
Term B-1 Loan | SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			33,500,000
Term B-2 Loan | SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			66,500,000
Term C Loan | SLR Term Loan Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			$ 50,000,000
Line of credit, non-refundable facility fee		$ 375,000